Fair Value Measurements	3 Months Ended
Jan. 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 4: FAIR VALUE MEASUREMENTS
There have been no significant changes to

the Bank’s approach and methodologies used

to determine fair value measurements for

the three months ended
January 31, 2024.
(a)

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 227,917 $ 221,732 $ 232,093 $ 222,699
Other debt securities 72,154 70,117 75,923 72,511
Total debt securities at amortized cost, net of allowance for credit losses 300,071 291,849 308,016 295,210
Total loans, net of allowance for loan losses

904,336 896,070 895,947 877,763
Total financial assets not carried at fair value $ 1,204,407 $ 1,187,919 $ 1,203,963 $ 1,172,973
FINANCIAL LIABILITIES
Deposits $ 1,181,254 $ 1,176,610 $ 1,198,190 $ 1,188,585
Securitization liabilities at amortized

cost

12,358 11,912 12,710 12,035
Subordinated notes and debentures

9,554

9,519

9,620 9,389
Total financial liabilities not carried at fair value $ 1,203,166 $ 1,198,041 $ 1,220,520 $ 1,210,009
This table excludes financial assets and liabilities where the carrying value approximates their fair value.
(b) FAIR VALUE HIERARCHY
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on

a recurring basis as at
January 31, 2024 and October 31, 2023.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value

on a Recurring Basis
(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal $ 228 $ 7,720 $ – $ 7,948 $ 72 $ 9,073 $ – $ 9,145
Provinces

– 7,395 – 7,395 – 7,445 – 7,445
U.S. federal, state, municipal governments,

and agencies debt
2 25,136 34 25,172 2 24,325 67 24,394
Other OECD 2

government-guaranteed debt
– 8,688 – 8,688 – 8,811 – 8,811
Mortgage-backed securities – 1,661 – 1,661 – 1,698 – 1,698
Other debt securities
Canadian issuers

– 5,969 2 5,971 – 6,067 5 6,072
Other issuers – 14,067 59 14,126 – 14,553 60 14,613
Equity securities 65,437 155 7 65,599 54,186 41 10 54,237
Trading loans

– 18,271 – 18,271 – 17,261 – 17,261
Commodities 5,840 847 – 6,687 7,620 791 – 8,411
Retained interests – 2 – 2 – 3 – 3

71,507 89,911 102 161,520 61,880 90,068 142 152,090
Non-trading financial assets at fair value

through profit or loss
Securities 257 2,055 1,079 3,391 269

2,596 980 3,845
Loans – 3,594 – 3,594 – 3,495 – 3,495
257 5,649 1,079 6,985 269 6,091 980 7,340
Derivatives
Interest rate contracts

2 17,463 – 17,465 17

22,893 – 22,910
Foreign exchange contracts

26 37,130 1 37,157 26 57,380 7 57,413
Credit contracts

– 80 – 80 – 54 – 54
Equity contracts

100 3,690 – 3,790 58 4,839 – 4,897
Commodity contracts

223 1,850 9 2,082 306 1,787 15 2,108
351 60,213 10 60,574 407 86,953 22 87,382
Financial assets designated at
fair value through profit or loss
Securities 1 – 5,970 – 5,970 –

5,818 – 5,818
– 5,970 – 5,970 – 5,818 – 5,818
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal – 20,723 – 20,723 – 18,210 – 18,210
Provinces

– 20,890 – 20,890 – 19,940 – 19,940
U.S. federal, state, municipal governments,

and agencies debt
– 11,750 – 11,750 – 11,002 – 11,002
Other OECD government-guaranteed debt – 1,512 – 1,512 – 1,498 – 1,498
Mortgage-backed securities – 2,260 – 2,260 – 2,277 – 2,277
Other debt securities
Asset-backed securities – 3,923 – 3,923 – 4,114 – 4,114
Corporate and other debt – 9,509 26 9,535 – 8,863 27 8,890
Equity securities 1,333 2 2,142 3,477 1,133 3 2,377 3,513
Loans – 660 – 660 – 421 – 421

1,333 71,229 2,168 74,730 1,133 66,328 2,404 69,865
Securities purchased under reverse
repurchase agreements – 8,606 – 8,606 – 9,649 – 9,649
FINANCIAL LIABILITIES
Trading deposits

–

29,595

1,039

30,634

– 29,995 985 30,980
Derivatives

Interest rate contracts

– 12,432 137 12,569 16

21,064

126

21,206
Foreign exchange contracts

33 33,656 2 33,691 19 44,841 13 44,873
Credit contracts

– 643 – 643 – 172 – 172
Equity contracts

14 4,796 28 4,838 7 3,251 21 3,279
Commodity contracts

273 2,040 19 2,332 248 1,846 16 2,110
320 53,567 186 54,073 290 71,174 176

71,640
Securitization liabilities at fair value – 16,543 – 16,543 –

14,422

–

14,422
Financial liabilities designated at fair value
through profit or loss – 180,088 24 180,112 –

192,108

22

192,130
Obligations related to securities sold short
1

1,656 41,219 – 42,875 1,329

43,332

–

44,661
Obligations related to securities sold
under repurchase agreements – 11,877 – 11,877 – 12,641 – 12,641
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Co-operation and Development (OECD).
(c)

TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS

AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets

and liabilities between the different levels of the

fair value hierarchy using the fair values as

at the end of each
reporting period.

There were no significant transfers between

Level 1 and Level 2 during the three

months ended January 31, 2024 and January

31, 2023.
There were no significant transfers between

Level 2 and Level 3 during the three months

ended January 31, 2024

and January 31, 2023.

There were no significant changes to the unobservable

inputs and sensitivities for assets and liabilities

classified as Level 3 during the three

months ended
January 31, 2024, and January 31, 2023.
(d) RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three
months ended January 31, 2024 and January

31, 2023.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
November 1 Included Included Purchases/ Sales/ Into Out of January 31 instruments
2023 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2024 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ 67 $ – $ – $ – $ (33) $ – $ – $ 34 $ (1)
Other debt securities 65 3 – 72 (81) 2 – 61 (1)
Equity securities 10 (1) – – (2) – – 7 –

142 2 – 72 (116) 2 – 102

(2)
Non-trading financial
assets at fair value
through profit or loss
Securities 980 13 – 91 (5) – – 1,079 17
980 13 – 91 (5) – – 1,079 17
Financial assets at fair value
through other

comprehensive income
Other debt securities 27 – (3) 3 (1) – – 26 (3)
Equity securities

2,377 – (10) 6 (231) – – 2,142 2

$ 2,404 $ – $ (13) $ 9 $ (232) $ – $ – $ 2,168 $ (1)
FINANCIAL LIABILITIES
Trading deposits
6
$ (985) $ (24) $ – $ (56) $ 21 $ – $ 5 $ (1,039) $ (43)
Derivatives
7
Interest rate contracts

(126) (23) – – 12 – – (137)

(12)
Foreign exchange contracts (6) 2 – – – – 3 (1) (1)
Equity contracts (21) (6) – – – (1) – (28) (5)
Commodity contracts (1) 10 – – (19) – – (10) (17)

(154) (17) – – (7) (1) 3 (176)

(35)
Financial liabilities designated
at fair value
through profit or loss

(22) 38 – (54) 14 – – (24)

38
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of January 31 instruments
2022 in income
2
in OCI
4
Issuances Settlements Level 3 Level 3 2023 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-
related securities $ – $ – $ – $ – $ – $ – $ – $ – $ –
Other debt securities 49 9 – 14 (15) 35 (7) 85 2
Equity securities – – – – – – – – –

49 9 – 14 (15) 35 (7) 85

2
Non-trading financial
assets at fair value
through profit or loss
Securities 845 43 – 42 (3) – – 927 32
845 43 – 42 (3) – – 927 32
Financial assets at fair value
through other

comprehensive income
Other debt securities 60 – 7 – (4) – – 63 –
Equity securities

2,477 – (22) 824 (39) – – 3,240 (22)

$ 2,537 $ – $ (15) $ 824 $ (43) $ – $ – $ 3,303 $ (22)
FINANCIAL LIABILITIES
Trading deposits
6
$ (416) $ (12) $ – $ (59) $ 4 $ (3) $ – $ (486) $ (11)
Derivatives
7
Interest rate contracts

(156) (24) – – 16 – – (164) (9)
Foreign exchange contracts 4 (3) – – – – 1 2 (1)
Equity contracts (59) 29 – – 2 (2) (21) (51) 8
Commodity contracts 27 29 – – (51) – – 5 (8)

(184) 31 – – (33) (2) (20) (208) (10)
Financial liabilities designated
at fair value
through profit or loss

(44) 50 – (60) 32 – – (22) 50
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
10

million (January 31, 2023 – $
31

million; October 31, 2023/November 1, 2023 – $
22

million;
October 31, 2022/November 1, 2022 – $ 50

million) and
derivative liabilities of $ 186

million (January 31, 2023 – $
239

million; October 31, 2023/November 1, 2023 – $
176

million;
October 31, 2022/November 1, 2022 – $ 234

million) which have
been netted in this table for presentation purposes only.